BUSINESS COMBINATIONS AND ACQUISITIONS OF NON-CONTROLLING INTERESTS - Schedule of fair values of the identifiable assets and liabilities (Details) - Abliva AB $ in Thousands	Jun. 18, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Deferred tax assets	$ 12,397
Investments in equity instruments designated at FVTOCI	210
Trade and other receivables	1,591
Cash and cash equivalents	2,610
Assets	77,997
Deferred tax liability	(12,397)
Trade and other payables	(1,244)
Liabilities	(13,641)
Total identifiable net assets at fair value	64,356
Non-controlling interest	(7,285)
Goodwill arising on acquisition	2,903
Purchase consideration transferred	59,974
KL1333 license
Disclosure of detailed information about business combination [line items]
Intangible assets	61,114
Software
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 75